Bank Loans - Summary of Maturities of Long Term Debt (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Debt Disclosure [Abstract]
Less than 1 year	¥ 10,500	$ 1,438	¥ 3,538
Between 1 and 2 years	3,500	479	8,538
Between 2 and 3 years	17,000	2,329	770
Long term debt	¥ 31,000	$ 4,246	¥ 12,846